Investment In Millburn Multi-Markets Trading L.P.	12 Months Ended
Dec. 31, 2015
Millburn Multi-Markets Fund L.P. [Member]
Investment In Millburn Multi-Markets Trading L.P.
3.	INVESTMENT IN MILLBURN MULTI-MARKETS TRADING L.P.

During the years ended December 31, 2015 and 2014, the Partnership invested substantially all of its assets in Millburn Multi-Markets Trading L.P. At December 31, 2015 and 2014, the Partnership's investment in the Master Fund represents 72.71% and 73.17%, respectively, of total partners' capital of the Master Fund.

As the Partnership's sole investing activity during the years ended December 31, 2015 and 2014 consisted of its investment in the Master Fund, all amounts reflected in the Statements of Operations represent the Partnership's allocated amount of each item of income and expense from the Master Fund.

The Partnership may make additional contributions to or redemptions from its investment in the Master Fund on a monthly basis subject to approval of the General Partner of the Master Fund.

The General Partner of the Master Fund may have different management fee and profit share allocation agreements for the partners of the Partnership as disclosed in the Master Fund's financial statements included in Section II of this annual report.

Millburn Multi-Markets Trading L.P. [Member]
Investment In Millburn Multi-Markets Trading L.P.
9.	INVESTORS IN MILLBURN MULTI-MARKETS TRADING L.P.

The U.S. Feeder and Cayman Feeder invest substantially all of their assets in the Partnership. For the years ended December 31, 2015 and 2014, respective ownership percentages of the Partnership are detailed below:

2015	2014

U.S. Feeder	72.71%	73.17%
Cayman Feeder	5.57	5.51

Total	78.28%	78.68%

The remaining interests are held by direct investors in the Partnership.

The capital withdrawals payable at December 31, 2015 and 2014 were $1,551,666 and $1,739,879, respectively, detailed below. There were no redemptions payable to the Cayman SPC Feeder at December 31, 2014.

2015		2014
Direct investors (2)	$142,581		$800,925
U.S. Feeder	1,304,389		838,054
Cayman Feeder	104,696		100,900

Total	$1,551,666		$1,739,879

(2) Represents solely profit share of $142,581 at December 31, 2015 and includes profit share of $500,925 and General Partner redemptions of $300,000 , totaling $800,925, at December 31, 2014.